AAF First Priority CLO Bond ETF
Schedule of Investments
October 31, 2021 (Unaudited)

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 99.0% (a)(b)(c)
Cayman Islands - 99.0% (d)
AMMC CLO 15, Ltd.
Series 2014-15A ARR, 1.384% (3 Month LIBOR USD + 1.260%, 1.260% Floor), 1/15/2032	$448,904	$448,906
AMMC CLO 18, Ltd.
Series 2016-18A AR, 1.222% (3 Month LIBOR USD + 1.100%, 0.000% Floor), 5/27/2031	248,783	248,799
Atrium XII LLC
Series 2015-12A AR, 0.958% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 4/22/2027	224,063	224,032
Bain Capital Credit CLO
Serires 2018-1A A1, 1.084% (3 Month LIBOR USD + 0.960%, 0.000% Floor), 4/23/2031	250,000	249,929
Battalion CLO XVI, Ltd.
Series 2019-16A A, 1.502% (3 Month LIBOR USD + 1.370%, 1.370% Floor), 12/20/2032	375,000	375,160
Burnham Park CLO, Ltd.
Series 2016-1A AR, 1.282% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 10/22/2029	375,000	375,026
Cayuga Park CLO, Ltd.
Series 2020-1A AR, 1.242% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 7/17/2034	375,000	374,999
CBAM, Ltd.
Series 2017-1A A1, 1.382% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 7/22/2030	485,000	485,242
Series 2017-2A AR, 1.312% (3 Month LIBOR USD + 1.190%, 1.190% Floor), 7/17/2034	475,000	475,878
Cedar Funding VII CLO, Ltd.
Series 2018-7A A1, 1.132% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 1/21/2031	375,000	375,074
CIFC Funding, Ltd.
Series 2014-4RA A1A, 1.252% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 10/17/2030	250,000	250,000
Dryden 58 CLO, Ltd.
Series 2018-58A A1, 1.122% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 7/17/2031	500,000	500,000
Dryden XXVI Senior Loan Fund
Series 2013-26A AR, 1.024% (3 Month LIBOR USD + 0.900%, 0.000% Floor), 4/16/2029	484,831	484,757
Elmwood CLO IV, Ltd.
Series 2020-1A A, 1.364% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 4/15/2033	250,000	250,500
Generate CLO, Ltd.
Series 2016-4A A1R, 1.222% (3 Month LIBOR USD + 1.090%, 0.000% Floor), 4/20/2032	375,000	375,174
LCM XIX, Ltd.
Series 2015-19A AR, 1.364% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 7/15/2027	116,188	116,188
LCM XVIII, Ltd.
Series 2015-18A A1R, 1.152% (3 Month LIBOR USD + 1.020%, 0.000% Floor), 7/21/2031	375,000	375,000
LCM XX, Ltd.
Series 2015-20A AR, 1.172% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027	193,677	193,607
Madison Park Funding XVIII, Ltd.
Series 2015-18A A1R, 1.320% (3 Month LIBOR USD + 1.190%, 0.000% Floor), 10/21/2030	500,000	500,127
Magnetite XII, Ltd.
Series 2015-12A ARR, 1.224% (3 Month LIBOR USD + 1.100%, 0.000% Floor), 10/15/2031	375,000	374,745
Octagon Investment Partners 36, Ltd.
Series 2018-1A A1, 1.094% (3 Month LIBOR USD + 0.970%, 0.000% Floor), 4/15/2031	500,000	499,857
Palmer Square CLO, Ltd.
Series 2019-1A A1, 1.496% (3 Month LIBOR USD + 1.340%, 1.340% Floor), 11/15/2032	400,000	400,320
Recette CLO, Ltd.
Series 2015-1A ARR, 1.212% (3 Month LIBOR USD + 1.080% , 0.000% Floor), 4/20/2034	250,000	249,292
Rockford Tower CLO, Ltd.
Series 2021-1A A1, 1.302% (3 Month LIBOR USD + 1.170%, 1.170% Floor), 7/20/2034	300,000	299,834
Symphony CLO XXII, Ltd.
Series 2020-22A A1A, 1.412% (3 Month LIBOR USD + 1.290%, 1.290% Floor), 4/18/2033	375,000	375,379
TICP CLO IX, Ltd.
Series 2017-9A A, 1.272% (3 Month LIBOR USD + 1.140%, 0.000% Floor), 1/21/2031	250,000	250,437
Voya CLO, Ltd.
Series 2015-1A A1R, 1.022% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 1/18/2029	428,723	428,915
Series 2018-3A A1A, 1.274% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 10/15/2031	375,000	375,428
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,904,582)		9,932,605

TOTAL INVESTMENTS (Cost $9,904,582) - 99.0%		9,932,605
Other assets and liabilities, net - 1.0%		97,214
NET ASSETS - 100.0%		$10,029,819

Percentages are stated as a percent of net assets.

(a)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(b)
Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of October 31, 2021. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities maybe resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $9,932,605, which represents 99.0% of total net assets.

(d) To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.
LIBOR - London Interbank Offered Rate

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Collateralized Loan Obligations	$-	$9,932,605	$-	$9,932,605
Total Investments - Assets	$-	$9,932,605	$-	$9,932,605